UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23336

Variant Alternative Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: July 1, 2022 through June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record

THE MONTREUX HEALTHCARE FUND PLC

(Incorporated in the Isle of Man with Company Number 009788V)

NOTICE OF ANNUAL GENERAL MEETING 2022

NOTICE IS HEREBY GIVEN that the Annual General Meeting of The Montreux Healthcare Fund PLC (the ‘Company’) will be held at Peveril Buildings, Peveril Square, Douglas, Isle of Man, IM99 1RZ on 22 December 2022 at 2.00 p.m. when the following ordinary resolutions will be considered:

1.	To re-appoint Grant Thornton Limited of 3rd Floor, Exchange House, 54-62 Athol Street, IM1 1JD to act as Auditors of the Company for the current financial year.

2.	To authorise the Directors to fix the remuneration of the Auditors for the current financial year.

3.	To authorise the Directors to fix their remuneration for the current financial year at £30,000 excluding VAT where applicable, per annum per director.

By Order of the Board:

Barry Monks
Director

Registered office:

Peveril Buildings, Peveril Square, Douglas,

Isle of Man, IM99 1RZ

6 December 2022

Notes:

1.       The holders of participating shares are entitled to receive notice of, attend and vote at general meetings of the Company.

2.       A shareholder who is entitled to attend and vote at general meetings is entitled to appoint one of more proxies to attend and vote instead of him. A proxy need not also be a shareholder.

THE MONTREUX HEALTHCARE FUND PLC (the “Company”)

(Incorporated in the Isle of Man with Company Number 009788V)

PROXY FORM

I/We	Curt Fintel, Treasurer

of	Variant Alternative Income Fund

being a being a member(s) of the above Company hereby appoint the Chairman of the Meeting or of

our proxy to vote on our behalf at the Annual General Meeting of the Company to be held at Peveril Buildings, Peveril Square, Douglas, Isle of Man, IM99 1RZ on 22 December 2022 at 2.00 p.m. and at any adjournment thereof.

We direct our proxy to vote in respect of the resolutions to be proposed at such Annual General Meeting in the following manner.

Ordinary Resolutions		For	Against	Withheld
1	To re-appoint Grant Thornton Limited of 3rd Floor, Exchange House, 54-62 Athol Street, IM1 1JD to act as Auditors to the Company for the current financial year.
2	To authorise the Directors to fix the remuneration of the auditors for the current financial year.
4	To authorise the Directors to fix their remuneration for the current financial year at £30,000 excluding VAT where applicable, per annum per director.

Signed	dated	December 7, 2022

NOTES:

1.

If you wish to appoint a person other than the Chairman of the Meeting as your proxy please delete the words “the Chairman of the Meeting” and print the name and address of the person you wish to appoint in the space provided.

2.	Please indicate with an “X” in the appropriate space beside the resolution how you wish your proxy to vote on your behalf on a poll. Except as otherwise instructed, your proxy will exercise his discretion as to how he votes or whether he abstains from voting.
3.	This form of proxy must be signed by a member or his attorney duly authorised in writing, or if the appointer is a corporation the form of proxy must be executed under the hand of an officer of the corporation duly authorized on their behalf.
4.	A member entitled to attend and vote is entitled to appoint one or more parties to attend and, on a poll, to vote instead of him. A proxy need not also be a member. In the case of joint holders, if more than one such joint holder is present only the person whose name stands first in the Register of Members in respect of the relevant joint holding will be entitled to vote, whether in person or by proxy.
5.	This form of proxy and any authorisations of corporate representatives should be completed and lodged at the Company’s registered office c/o Suntera Fund Services (IOM) Limited, Peveril Buildings, Peveril Square, Douglas, Isle of Man IM99 1RZ, sent by post or sent by email to montreux@suntera.com no later than 17.30 hours GMT on the day before the date appointed for holding the meeting together with the power of attorney or other authority (if any) under which it is signed, or a copy certified by a notary of such power or authority.

August 23, 2022

Variant Alternative Income Fund

10300 SW Greenburg RD., Suite 308

Portland, OR 97223

Re:	Consent to Extend the Final Closing Date of Aero Capital Solutions Fund III, LP (the “Main Fund”) and Aero Capital Solutions Feeder Fund III, LP (the “Feeder Fund” and together with the Main Fund, the “Fund”)

Dear Investor:

You are receiving this letter as an investor in the Fund. As you may be aware, the Fund’s “fundraising period” is scheduled to expire on the one-year anniversary of the Fund’s Initial Closing Date (September 14, 2022). In order to receive additional commitments and increase our ability to prudently deploy capital, Aero Capital Solutions GP III, LLC (the “General Partner”) recommends extending the Fund’s “fundraising period” through January 31, 2023 to accommodate the subscriptions of additional investors, with no change to the original expiration of the Fund’s Investment Period or initial term (the “Extension”). Pursuant to the Second Amended and Restated Agreement of Limited Partnership of the Main Fund, dated as of November 23, 2021, and the Amended and Restated Agreement of Exempted Limited Partnership of the Feeder Fund, dated August 5, 2021 (together, the “Partnership Agreements”)17, the Fund must obtain the consent of the Limited Partners holding a majority of Fund Commitments (excluding those Limited Partners who are affiliated with the General Partner or its affiliates) before the General Partner may amend the Partnership Agreements to effect the Extension. We are writing you today to receive this consent.

Accordingly, please indicate your consent to the Extension by promptly populating and executing the attached Consent Form and returning it to our attention at Aero Capital Solutions GP III, LLC, 3700 N. Capital of Texas Hwy, Suite 530, Austin, Texas 78746 or via email at ir@aerocapitalsolutions.com. Please note that if we do not receive your objection to the Extension (i.e., a vote “Against”) within thirty (30) days of the date of this letter, your consent to the Extension will be deemed to have been given. Objections received after such date will not be considered.

Please do not hesitate to contact me at 817-538-3548 if you have any questions.

Very truly yours, Adam Davidson EVP – Business Development

Encl.

[17]	Capitalized terms used herein that are otherwise undefined shall have the meanings given to them in the Partnership Agreements, as applicable.

Aero Capital Solutions, Inc. | 3700 N. Capital of Texas Hwy, Suite 530 | Austin, TX 78746 | Main: +1 (737) 717-0600 | aerocapitalsolutions.com

AERO CAPITAL SOLUTIONS FUND III, LP

AERO CAPITAL SOLUTIONS FEEDER FUND III, LP

c/o Aero Capital Solutions GP III, LLC

3700 N. Capital of Texas Hwy, Suite 530

Austin, Texas 78746

CONSENT FORM

The undersigned limited partner (the “Investor”) of Aero Capital Solutions Fund III, LP (the “Main Fund”) and/or Aero Capital Solutions Feeder Fund III, LP (the “Feeder Fund” and together with the Main Fund, the “Fund”) elects the following with respect to the proposal described herein:

1)	Approval of: (i) the extension of the Fund’s “fundraising period” to January 31, 2023, such that the Fund may hold the Final Closing on or before such date, without a related extension of the Fund’s Investment Period or initial term set forth in Section 1.5 of the Partnership Agreements; and (ii) such other actions as may be required by the General Partner to effectuate the foregoing, including amending the Partnership Agreements.

[✓]   FOR                         [    ]  AGAINST

The approvals requested above will be deemed effective upon receipt of the consent of the Limited Partners holding a majority of Commitments (excluding those Limited Partners who are affiliated with the General Partner or its affiliates). Capitalized terms used and not defined herein have the meanings assigned to such terms in the Second Amended and Restated Agreement of Limited Partnership of the Main Fund, dated as of November 23, 2021, and the Amended and Restated Agreement of Exempted Limited Partnership of the Feeder Fund, dated August 5, 2021 (together, the “Partnership Agreements”).

PLEASE PROMPTLY RETURN YOUR COMPLETED CONSENT FORM TO IR@AEROCAPITALSOLUTIONS.COM. IF THE GENERAL PARTNER DOES NOT RECEIVE YOUR OBJECTION TO THE APPROVALS REQUESTED ABOVE (i.e., A VOTE “AGAINST”) WITHIN THIRTY (30) DAYS OF THE DATE OF THE LETTER TO WHICH THIS CONSENT FORM IS ATTACHED, YOUR CONSENT (i.e., A VOTE “FOR”) WILL BE DEEMED TO HAVE BEEN GIVEN. OBJECTIONS RECEIVED AFTER SUCH DATE WILL NOT BE CONSIDERED. UNLESS OTHERWISE NOTED, AN INVESTOR WITH AN INTEREST IN BOTH THE MAIN FUND AND THE FEEDER FUND WILL BE DEEMED TO HAVE MADE THE ELECTION ABOVE FOR BOTH THE MAIN FUND AND THE FEEDER FUND.

In executing this Consent Form, the undersigned hereby represents to the Fund, the General Partner and the Manager that it/he/she: (i) has the authority to execute this Consent Form and bind the Investor to the terms hereof; and (ii) has received and reviewed the investor letter to which this Consent Form is attached and understands the matters described therein and herein.

If the Investor is an individual:	Joint Signature, if applicable:

Sign:	Sign:

Print Name:	Print Name:

If the Investor is an entity (fund, partnership, corporation, LLC, etc.):

Print legal name of investing entity:	Variant Alternative Income Fund

Signature of authorized person:

Print name and title:	J.B. Hayes/ Principal

Additional signature, if applicable:

Print name and title:

*         *         *         *         *

Conservation Resource Partners

November 22, 2022

To: The Limited Partners (the “Limited Partners”) of Conservation Resource Capital VI, L.P. (the “Fund”).

We are writing to you to inform you that certain members of Conservation Resource Partners, LLC (“Fund Advisor”) are proposing to sell 30% of the outstanding membership interests of the Fund Advisor (“Initial Transfer”) to Diffractive Managers Group, LLC (“Diffractive”). In connection with the Initial Transfer, the current members of the Fund Advisor, John Tomlin, Kent Gilges and Paul Young (“Management Members”) will provide Diffractive with the opportunity to acquire additional membership interests in the Fund Advisor if Diffractive raises qualified investments from new investors for Conservation Resources’ funds exceeding US$375MM in qualified outside investments in the six years following the closing of Diffractive’s investment in the Fund Advisor (the “Diffractive Option”). Diffractive will also have the opportunity to acquire additional equity in the Fund Advisor subject to certain rights of the management to purchase shares, in certain other future circumstances such as upon the departure of Paul Young from the Fund Advisor or pursuant to a right of first refusal over future transfers by current members of management. Upon exercise of the Diffractive Option, Diffractive would hold as much as 70% of the outstanding membership interests in the Fund Advisor. If Diffractive does in the future acquire a majority interest in the equity of the Fund Advisor, current Management Members will retain customary minority investor protections in the Fund Advisor, including representation on the Fund Advisor Board and the CEO and investment team of the Fund Advisor will continue to control the day-to-day investment program of the Fund. In connection with the Initial Transfer, the Fund Advisor, which will initially remain controlled by the Management Members (as described herein), will also become a Manager of the General Partner (the “GP Manager Transfer” and, together with the Initial Transfer, the “Proposed Transaction”), but each of the Management Members will retain control over all of their economic interests in the General Partner (and the Fund Advisor will have no economic interest in the General Partner).

We note that the Proposed Transaction may be deemed to constitute an “assignment” of the Fund’s investment advisory agreement with the Fund Advisor, as defined under the U.S. Investment Advisers Act of 1940, as amended. If approved and ratified by Limited Partners representing a majority of outstanding capital commitments to the Fund, the General Partner will provide its consent to this deemed “assignment” on behalf of the Fund. We are writing to confirm that you consent and authorize the General Partner’s grant consent on behalf of the Fund.

We are also seeking your consent with respect to any future deemed “assignment” resulting from transfers of membership interests in the Fund Advisor to Diffractive, including but not limited to, the Diffractive Option (collectively, “Future Transfers”) and your approval of an amendment to the Fund’s Limited Partnership Agreement, (the “Partnership Agreement”), to provide that the Proposed Transaction and Future Transfers will not constitute a “GP Change of Control”1 going forward as more fully described below.

The Proposed Transaction will not result in a GP Change of Control, however, if the Diffractive Option were to be exercised in the future, it would result in Diffractive acquiring up to 70% of the aggregate outstanding membership interests in the Fund Advisor and would constitute a GP Change of Control. Following a GP Change of Control, Limited Partners representing a majority of outstanding capital commitments of the Fund would have the right to remove the General Partner as general partner of the Fund. By executing this consent in the space provided below and marking “Consent”, you are waiving the rights of the Limited Partners to remove the General Partner as a result of the Proposed Transaction and any Future Transfers and approving an amendment to the Partnership Agreement to deem Future Transfers to not be treated as a GP Change of Control.

[1]	The Partnership Agreement provides that a “GP Change of Control” shall occur, if, at any time, 50% or more of the voting power or economic rights in the General Partner or the Fund Advisor are held by persons other than (i) the beneficial owners of the voting power and economic rights in the General Partner or Fund Advisor, (ii) employees of the General Partner or the Fund Advisor, including investment professionals who serve the CR VI Funds, with respect to whom the Advisory Committee has approved a transfer of such interests, (iii) with respect to economic rights only, any trust, limited partnership, limited liability company, or other custodianship entity or vehicle formed for estate planning purposes or otherwise for the benefit of immediate family members of the persons identified in clause (i) or (ii), provided that the original beneficial owners retain the voting power associated with such economic rights, and (iv) any person who becomes a beneficial owner by operation of law following the death of a person identified in clause (i) or (ii).

Conservation Resource Partners

Accordingly, we are seeking the consent of Limited Partners to (1) approving and ratifying the General Partner’s granting of consent to any deemed “assignment” of the Fund’s investment advisory agreement resulting from the Proposed Transaction and any Future Transfers and (2) waiver of a future GP Change of Control in respect of the Proposed Transaction and any Future Transfers and an amendment of the Partnership Agreement to provide that Future Transfers will not constitute a GP Change of Control (“Amendment”).

If you consent to the Amendment and the granting of such consents with respect to the Proposed Transaction and any Future Transfers, we request that you evidence your consent on the attached consent form.

If you have any questions regarding any of the matters described in this letter, please do not hesitate to contact Paul Young at (603) 658-0140.

Sincerely,

Conservation Resource Partners, LLC

By:

Name:	Paul J. Young
Title:	Managing Member

Conservation Resource Partners

LIMITED PARTNER CONSENT

Reference is made to that certain letter from Conservation Resource Partners, LLC to Limited Partners dated November 28, 2022 (the “Letter”). The undersigned Limited Partner of the Fund hereby consents to the matters described more fully in the Letter, specifically: (1) ratifying and approving the granting of any consents by the General Partner with respect to any deemed “assignment” of the Fund’s investment advisory agreement resulting from the Proposed Transaction or any Future Transfers and (2) waiver of the GP Change of Control in respect of the Proposed Transaction and any Future Transfers and approval of the proposed amendment of the term “GP Change of Control” under the Partnership Agreement to provide that Future Transfers will not constitute a GP Change of Control.

Limited Partner:

By:

Name:	Bob Elsasser

Title:	Principal

Date:	12/15/2022

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variant Alternative Income Fund

/s/ Robert W. Elsasser

Robert W. Elsasser, President

(Principal Executive Officer)

August 17, 2023